Equity - Non-controlling interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-controlling Interest
Net Profit	€ 150	€ 140	€ 89
Equity	4,847	2,863
Eni Marine Services SpA [Member]
Non-controlling Interest
Equity	1,701	1,924
Enilive Group
Non-controlling Interest
Net Profit	87
Equity	860
Eni Plenitude Group
Non-controlling Interest
Net Profit	6	54
Equity	1,816	491
EniPower Group
Non-controlling Interest
Net Profit	64	85
Equity	457	446
Others
Non-controlling Interest
Net Profit	(7)	1
Equity	€ 13	€ 2